Accrued and Other Liabilities	12 Months Ended
Jun. 29, 2011
Accrued and Other Liabilities
Accrued and Other Liabilities
6.	ACCRUED AND OTHER LIABILITIES

Accrued liabilities consist of the following (in thousands):

	2011	2010
Payroll	$91,935	$79,159
Gift cards	79,837	78,505
Insurance	25,138	28,234
Sales tax	19,234	24,801
Property tax	15,844	17,423
Dividends	11,609	14,565
Other	43,768	57,853

	$287,365	$300,540

Other liabilities consist of the following (in thousands):

	2011	2010
Straight-line rent	$55,180	$52,241
Insurance	42,674	47,123
Landlord contributions	28,420	30,810
Unrecognized tax benefits	5,245	13,290
Other	5,966	5,504

	$137,485	$148,968